RECEIVABLES (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for credit losses:
Beginning balance	$ 122,320	$ 106,673	$ 106,673	$ 118,730	$ 132,271
Charge-offs	(4,222)	(6,768)	(38,001)	(53,153)	(94,201)
Recoveries	1,679	2,677	8,794	9,728	8,066
Provision	3,499	622	44,578	32,853	76,394
Foreign currency translation and other	(252)	94	276	(1,485)	(3,800)
Ending balance	123,024	103,298	122,320	106,673	118,730
Ending balance: individually evaluated for impairment	33,952	49,679	37,778	52,980
Ending balance: collectively evaluated for impairment	89,072	53,619	84,542	53,693
Receivables:
Total Receivables	11,377,132	10,144,982	10,854,596	9,493,222
Ending balance: individually evaluated for impairment	99,969	144,507	109,947	130,629
Ending balance: collectively evaluated for impairment	11,277,163	10,000,475	10,744,649	9,362,593
Retail
Allowance for credit losses:
Beginning balance	102,560	83,233	83,233	73,123
Charge-offs	(2,510)	(4,338)	(28,238)	(27,770)
Recoveries	795	1,856	5,206	5,850
Provision	1,988	488	42,135	33,353
Foreign currency translation and other	(215)	41	224	(1,323)
Ending balance	102,618	81,280	102,560	83,233
Ending balance: individually evaluated for impairment	24,750	40,137	28,266	42,879
Ending balance: collectively evaluated for impairment	77,868	41,143	74,294	40,354
Receivables:
Total Receivables	7,447,188	6,364,455	7,363,384	6,258,289
Ending balance: individually evaluated for impairment	46,190	78,896	48,195	73,920
Ending balance: collectively evaluated for impairment	7,400,998	6,285,559	7,315,189	6,184,369
Wholesale
Allowance for credit losses:
Beginning balance	11,887	12,163	12,163	31,148
Charge-offs	(63)		(1,857)	(12,613)
Recoveries	35	58	312	447
Provision	444	(605)	1,245	(6,801)
Foreign currency translation and other	(22)	24	24	(18)
Ending balance	12,281	11,640	11,887	12,163
Ending balance: individually evaluated for impairment	9,202	9,542	9,512	10,101
Ending balance: collectively evaluated for impairment	3,079	2,098	2,375	2,062
Receivables:
Total Receivables	3,696,980	3,505,385	3,265,173	2,972,116
Ending balance: individually evaluated for impairment	53,779	65,611	61,752	56,444
Ending balance: collectively evaluated for impairment	3,643,201	3,439,774	3,203,421	2,915,672
Other
Allowance for credit losses:
Beginning balance	7,873	11,277	11,277	14,459
Charge-offs	(1,649)	(2,430)	(7,906)	(12,770)
Recoveries	849	763	3,276	3,431
Provision	1,067	739	1,198	6,301
Foreign currency translation and other	(15)	29	28	(144)
Ending balance	8,125	10,378	7,873	11,277
Ending balance: collectively evaluated for impairment	8,125	10,378	7,873	11,277
Receivables:
Total Receivables	232,964	275,142	226,039	262,817
Ending balance: individually evaluated for impairment				265
Ending balance: collectively evaluated for impairment	$ 232,964	$ 275,142	$ 226,039	$ 262,552